SCHEDULE OF SHARE-BASED PAYMENT, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Underlying value of ordinary shares	$ 5
Exercise price	$ 4.5	$ 4.5
Expected volatility rate	37.50%
Term of the options (years)	7 years	7 years	7 years
Risk-free interest rate	3.94%